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                                            John E. Connolly, Jr.
                                            Assistant General Counsel
                                            Metropolitan Life Insurance Company
                                            501 Boylston Street
                                            Boston, MA 02116

May 4, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors Insurance Company
     MetLife Investors Variable Annuity Account One
     File No. 033-39100
     Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information, each dated
April 30, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 36 for the Account filed electronically with the Commission on April 24, 2012.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,


/s/ John E. Connolly, Jr.
-------------------------------------
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company